Schedule of deposits (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Total		$ 9,667,300	$ 5,584,862
Time deposits		19,181	19,513
Other deposits		509
Deposits by customers		9,667,300	5,584,862
Other deposits		509
Later than six months and not later than one year [member]
Reserve Quantities [Line Items]
Time deposits		19,181
Deposits by customers		9,602,547	5,535,536
Other deposits		509
Later than one year [member]
Reserve Quantities [Line Items]
Time deposits			19,513
Other deposits		(0)
Deposits by customers		64,753	49,326
Other deposits
R D B [Member]
Reserve Quantities [Line Items]
Total	[1]	7,728,108	4,445,705
Deposits by customers		7,728,108	4,445,705
R D B [Member] | Later than six months and not later than one year [member]
Reserve Quantities [Line Items]
Deposits by customers		7,663,355	4,415,892
R D B [Member] | Later than one year [member]
Reserve Quantities [Line Items]
Deposits by customers		64,753	29,813
Deposits In Electronic Money [Member]
Reserve Quantities [Line Items]
Total	[1]	1,887,945	1,029,284
Deposits by customers		1,887,945	1,029,284
Deposits In Electronic Money [Member] | Later than six months and not later than one year [member]
Reserve Quantities [Line Items]
Deposits by customers		1,887,945	1,029,284
Deposits In Electronic Money [Member] | Later than one year [member]
Reserve Quantities [Line Items]
Deposits by customers
R D B V [Member]
Reserve Quantities [Line Items]
Total	[1]	31,557	90,360
Deposits by customers		31,557	90,360
R D B V [Member] | Later than six months and not later than one year [member]
Reserve Quantities [Line Items]
Deposits by customers		31,557	$ 90,360
R D B V [Member] | Later than one year [member]
Reserve Quantities [Line Items]
Deposits by customers

[1]	In June 2019, Nu Financeira's RDB was launched as an investment option in “NuConta''. Unlike the deposits in electronic money, Nu can use the resources from RDB’s deposits in other operations and as funding for the lending and credit card operations. RDB’s deposits guarantees from the Brazilian Deposit Guarantee Fund (“FGC”). Deposits in electronic money through “NuConta", and part of the RDBs correspond to customer deposits on-demand with daily maturity made in the prepaid account, denominated in Brazilian reais. In November 2019, Nu Financeira launched another type of RDB, the Linked Bank Receipt of Deposit (“RDB-V”), which has the same remuneration characteristics and daily liquidity as RDB.